Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 199,860	$ 221,934
Restricted cash (notes 8 and 16)	9,901	28,360
Accounts receivable, including non-trade of $9,133 (December 31, 2017 - $32,387) (note 2)	154,962	162,691
Prepaid expenses	32,624	30,336
Due from affiliates (note 7c)	55,736
Due from Affiliates	56,700	37,376
Other current assets (notes 2, 3b, 5 and 8)	14,203	29,249
Total current assets	467,286	509,946
Vessels and equipment
At cost, less accumulated depreciation of $1,637,286 (December 31, 2017 - $1,562,172)	4,312,214	4,398,836
Advances on newbuilding contracts and conversion costs (note 10g)	63,826	288,658
Investment in equity accounted joint ventures (notes 2 and 13)	207,075	169,875
Deferred tax asset (note 2)	12,046	28,110
Due from affiliates (note 7c)	987	0
Other assets (notes 2, 3b, 5 and 8)	175,214	113,225
Goodwill	129,145	129,145
Total assets	5,367,793	5,637,795
Current
Accounts payable	9,878	43,317
Accrued liabilities (notes 8, 10 and 12)	147,444	187,687
Deferred revenues	54,734	69,668
Due to affiliates (note 7c)	67,315	108,483
Current portion of derivative instruments (note 8)	21,391	42,515
Current portion of long-term debt (note 6)	556,498	589,767
Other current liabilities (note 5)	36,381	9,056
Total current liabilities	893,641	1,050,493
Long-term debt (note 6)	2,633,343	2,533,961
Derivative instruments (note 8)	68,375	167,469
Due to affiliates (notes 7c, 7d, 7e and 7g)	125,000	163,037
Other long-term liabilities (notes 5 and 10)	238,572	249,336
Total liabilities	3,958,931	4,164,296
Commitments and contingencies (notes 6, 8 and 10)
Redeemable non-controlling interest	0	(29)
Equity
Limited partners - common units (410.3 million and 410.0 million units issued and outstanding at September 30, 2018 and December 31, 2017, respectively) (notes 2, 11 and 12)	829,193	1,004,077
Limited partners - preferred units (15.8 million and 11.0 million units issued and outstanding at September 30, 2018 and December 31, 2017, respectively) (note 11)	384,274	266,925
General Partner	14,646	15,996
Warrants (note 11)	132,225	132,225
Accumulated other comprehensive income (loss)	6,272	(523)
Non-controlling interests	42,252	54,828
Total equity	1,408,862	1,473,528
Total liabilities and total equity	$ 5,367,793	$ 5,637,795